GOODWILL AND INTANGIBLES - Summary of Amortization Expense Recognized on Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total intangible asset amortization expense	$ 222	$ 224	$ 227
Cost of revenues
Finite-Lived Intangible Assets [Line Items]
Total intangible asset amortization expense	6	27	30
Selling, general, and administrative expenses
Finite-Lived Intangible Assets [Line Items]
Total intangible asset amortization expense	$ 216	$ 197	$ 197